GCAT Depositor V LLC ABS-15G

Exhibit 99.24

Rating Agency Grades: 9/29/2025

Loan Information			Initial Credit Grades					Initial Compliance Grades					Initial Property Grades					Initial Overall Grades					Final Credit Grades					Final Compliance Grades					Final Property Grades					Final Overall Grades
Loan Number	Alternate Loan ID	Note Original Balance	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P
XXXXXXXX	536718360	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXX	593599606	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXXXXXX	550674589	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A